Schedule of Investments(a)
Invesco Investment Grade Defensive ETF (IIGD)
May 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.02%
Aerospace & Defense-1.30%
General Dynamics Corp., 3.75%, 05/15/2028	$170,000	$168,520
Northrop Grumman Corp., 3.25%, 01/15/2028	170,000	165,469
		333,989
Automobile Components-1.28%
BorgWarner, Inc., 2.65%, 07/01/2027	170,000	163,369
ERAC USA Finance LLC, 4.60%, 05/01/2028(b)	165,000	166,025
		329,394
Automobiles-0.64%
PACCAR Financial Corp., 4.45%, 08/06/2027	165,000	166,042
Banks-7.99%
Bank of America Corp., 3.25%, 10/21/2027	165,000	161,007
Citibank N.A., 5.80%, 09/29/2028	155,000	161,343
Discover Bank, 4.65%, 09/13/2028	160,000	160,167
Fifth Third Bancorp, 3.95%, 03/14/2028	160,000	157,946
JPMorgan Chase & Co., 4.25%, 10/01/2027	170,000	170,032
KeyBank N.A., 5.85%, 11/15/2027	150,000	153,902
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	160,000	160,787
National Securities Clearing Corp., 4.90%, 06/26/2029(b)	155,000	157,805
PNC Bank N.A., 4.05%, 07/26/2028	160,000	157,704
Regions Financial Corp., 1.80%, 08/12/2028	170,000	155,452
Truist Financial Corp., 1.13%, 08/03/2027	180,000	168,280
U.S. Bancorp, 1.38%, 07/22/2030	180,000	153,413
Wells Fargo & Co., 4.30%, 07/22/2027	140,000	139,380
		2,057,218
Beverages-1.93%
Coca-Cola Co. (The), 2.25%, 01/05/2032	190,000	166,715
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	165,000	165,683
PepsiCo, Inc., 3.00%, 10/15/2027	170,000	165,638
		498,036
Biotechnology-0.59%
AbbVie, Inc., 3.20%, 11/21/2029	160,000	151,821
Broadline Retail-0.54%
Amazon.com, Inc., 3.15%, 08/22/2027	142,000	139,161
Capital Markets-6.96%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	160,000	160,366
Bank of New York Mellon Corp. (The), 3.85%, 04/28/2028	170,000	169,201
BlackRock, Inc., 1.90%, 01/28/2031	195,000	169,724
Charles Schwab Corp. (The), 2.00%, 03/20/2028	175,000	164,916
CME Group, Inc., 4.40%, 03/15/2030	165,000	164,748
FMR LLC, 7.57%, 06/15/2029(b)	140,000	155,197
Franklin Resources, Inc., 1.60%, 10/30/2030	190,000	162,037
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	170,000	163,366
Morgan Stanley, 3.59%, 07/22/2028	170,000	166,235
Northern Trust Corp., 1.95%, 05/01/2030	170,000	150,794
State Street Corp., 4.54%, 02/28/2028	165,000	166,325
		1,792,909
Chemicals-1.88%
Linde, Inc., 1.10%, 08/10/2030	195,000	166,164
	Principal Amount	Value
Chemicals-(continued)
PPG Industries, Inc., 3.75%, 03/15/2028	$165,000	$161,914
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	160,000	157,079
		485,157
Commercial Services & Supplies-0.58%
Republic Services, Inc., 3.95%, 05/15/2028	150,000	148,681
Communications Equipment-0.53%
Cisco Systems, Inc., 4.85%, 02/26/2029	135,000	137,730
Consumer Finance-1.25%
American Express Co., 5.85%, 11/05/2027	150,000	155,252
Capital One Financial Corp., 3.80%, 01/31/2028	170,000	166,692
		321,944
Consumer Staples Distribution & Retail-1.88%
Costco Wholesale Corp., 1.60%, 04/20/2030	190,000	167,915
Target Corp., 3.38%, 04/15/2029	170,000	164,524
Walmart, Inc., 1.80%, 09/22/2031	175,000	150,849
		483,288
Electric Utilities-5.55%
Alabama Power Co., 3.05%, 03/15/2032	160,000	143,815
Constellation Energy Generation LLC, 5.60%, 03/01/2028	160,000	165,013
Duke Energy Florida LLC, 2.50%, 12/01/2029	180,000	165,951
Florida Power & Light Co., 2.45%, 02/03/2032	190,000	165,632
MidAmerican Energy Co., 3.65%, 04/15/2029	167,000	162,920
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(b)	165,000	162,931
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	144,000	140,614
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	160,000	161,302
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/2031	160,000	161,299
		1,429,477
Electrical Equipment-1.17%
Emerson Electric Co., 2.00%, 12/21/2028	152,000	140,753
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(b)	160,000	160,238
		300,991
Energy Equipment & Services-1.29%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	170,000	166,334
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	170,000	167,275
		333,609
Entertainment-1.29%
Netflix, Inc., 5.88%, 11/15/2028	160,000	167,920
Walt Disney Co. (The), 2.65%, 01/13/2031	180,000	164,052
		331,972
Financial Services-3.16%
Equitable Holdings, Inc., 4.35%, 04/20/2028	160,000	158,978
Mastercard, Inc., 3.35%, 03/26/2030	175,000	167,424
Nuveen LLC, 4.00%, 11/01/2028(b)	169,000	166,811
PayPal Holdings, Inc., 2.85%, 10/01/2029	180,000	168,379
Visa, Inc., 2.05%, 04/15/2030	170,000	153,406
		814,998
Food Products-1.92%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	180,000	170,350
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Hormel Foods Corp., 1.80%, 06/11/2030	$190,000	$167,591
Tyson Foods, Inc., 3.55%, 06/02/2027	160,000	157,215
		495,156
Gas Utilities-1.90%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	160,000	163,375
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	170,000	163,043
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	180,000	163,953
		490,371
Ground Transportation-1.90%
CSX Corp., 4.25%, 03/15/2029	170,000	168,896
Norfolk Southern Corp., 3.80%, 08/01/2028	160,000	157,324
Ryder System, Inc., 5.25%, 06/01/2028	160,000	163,123
		489,343
Health Care Equipment & Supplies-1.87%
Abbott Laboratories, 1.15%, 01/30/2028	180,000	167,706
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	160,000	148,265
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	165,000	165,256
		481,227
Health Care Providers & Services-3.73%
Ascension Health, Series B, 2.53%, 11/15/2029	179,000	165,231
CommonSpirit Health, 3.35%, 10/01/2029	175,000	165,368
Elevance Health, Inc., 3.65%, 12/01/2027	165,000	162,026
Health Care Service Corp., a Mutual Legacy Reserve Co., 5.20%, 06/15/2029(b)	160,000	162,034
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	156,000	142,951
Sutter Health, Series 20-A, 2.29%, 08/15/2030	185,000	164,289
		961,899
Health Care REITs-0.64%
Welltower OP LLC, 4.25%, 04/15/2028	165,000	164,535
Hotels, Restaurants & Leisure-0.63%
McDonald’s Corp., 3.80%, 04/01/2028	165,000	163,006
Household Products-1.31%
Kimberly-Clark Corp., 3.10%, 03/26/2030	175,000	165,533
Procter & Gamble Co. (The), 3.00%, 03/25/2030	180,000	170,863
		336,396
Industrial Conglomerates-0.64%
3M Co., 2.38%, 08/26/2029	180,000	165,726
Insurance-14.34%
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(b)	150,000	164,057
Athene Global Funding, 5.58%, 01/09/2029(b)	155,000	158,290
Athene Holding Ltd., 4.13%, 01/12/2028	160,000	157,371
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032(c)	180,000	164,566
CNO Global Funding, 5.88%, 06/04/2027(b)	160,000	163,691
Corebridge Global Funding, 4.65%, 08/20/2027(b)	160,000	160,444
Equitable Financial Life Global Funding, 4.88%, 11/19/2027(b)	165,000	166,136
F&G Global Funding, 5.88%, 06/10/2027(b)	140,000	142,795
	Principal Amount	Value
Insurance-(continued)
GA Global Funding Trust, 4.40%, 09/23/2027(b)	$160,000	$158,638
Guardian Life Global Funding, 4.80%, 04/28/2030(b)	160,000	161,338
Jackson National Life Global Funding, 5.55%, 07/02/2027(b)	160,000	162,739
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	150,000	149,822
Met Tower Global Funding, 4.80%, 01/14/2028(b)	160,000	161,586
Metropolitan Life Global Funding I
5.05%, 06/11/2027(b)	160,000	162,006
2.95%, 04/09/2030(b)	170,000	157,387
New York Life Global Funding, 4.85%, 01/09/2028(b)	165,000	166,983
New York Life Insurance Co., 5.88%, 05/15/2033(b)	157,000	163,003
Northwestern Mutual Global Funding
4.35%, 09/15/2027(b)	170,000	170,226
4.90%, 06/12/2028(b)	165,000	167,445
Pacific Life Global Funding II, 1.45%, 01/20/2028(b)	175,000	162,300
Pricoa Global Funding I, 4.40%, 08/27/2027(b)	155,000	154,831
Principal Life Global Funding II, 4.60%, 08/19/2027(b)	145,000	145,388
RGA Global Funding, 5.45%, 05/24/2029(b)	170,000	174,612
		3,695,654
Interactive Media & Services-1.30%
Alphabet, Inc., 1.10%, 08/15/2030	199,000	170,121
Meta Platforms, Inc., 3.85%, 08/15/2032	175,000	165,879
		336,000
IT Services-0.64%
International Business Machines Corp., 3.50%, 05/15/2029	170,000	164,020
Machinery-2.57%
Caterpillar Financial Services Corp., 4.60%, 11/15/2027	165,000	166,432
John Deere Capital Corp., 4.95%, 07/14/2028	160,000	163,403
Parker-Hannifin Corp., 4.25%, 09/15/2027	165,000	164,772
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	170,000	167,084
		661,691
Media-0.62%
Comcast Corp., 4.15%, 10/15/2028	160,000	158,982
Multi-Utilities-1.29%
Consumers Energy Co., 4.70%, 01/15/2030	160,000	161,423
DTE Electric Co., 2.25%, 03/01/2030	190,000	171,826
		333,249
Oil, Gas & Consumable Fuels-4.36%
Chevron Corp., 2.24%, 05/11/2030	185,000	167,130
Chevron USA, Inc., 4.69%, 04/15/2030	145,000	146,834
ConocoPhillips Co.
6.95%, 04/15/2029	145,000	157,234
4.70%, 01/15/2030	160,000	160,803
Enterprise Products Operating LLC, 3.13%, 07/31/2029	170,000	161,407
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Exxon Mobil Corp., 3.48%, 03/19/2030	$170,000	$164,236
Pioneer Natural Resources Co., 1.90%, 08/15/2030	190,000	166,455
		1,124,099
Paper & Forest Products-0.65%
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)	185,000	166,529
Passenger Airlines-1.24%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	160,000	159,430
Southwest Airlines Co., 5.13%, 06/15/2027	160,000	161,020
		320,450
Personal Care Products-0.62%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028	160,000	160,191
Pharmaceuticals-2.48%
Johnson & Johnson, 1.30%, 09/01/2030	195,000	167,968
Merck & Co., Inc., 2.15%, 12/10/2031	190,000	164,116
Pfizer, Inc., 3.45%, 03/15/2029	170,000	165,347
Zoetis, Inc., 3.00%, 09/12/2027	145,000	141,008
		638,439
Professional Services-0.64%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	175,000	163,778
Residential REITs-1.29%
ERP Operating L.P., 3.00%, 07/01/2029	180,000	170,070
Mid-America Apartments L.P., 3.60%, 06/01/2027	165,000	162,597
		332,667
Retail REITs-0.64%
Simon Property Group L.P., 2.45%, 09/13/2029	180,000	165,616
Semiconductors & Semiconductor Equipment-5.03%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028	160,000	160,703
Applied Materials, Inc., 1.75%, 06/01/2030	170,000	149,639
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	170,000	166,461
Lam Research Corp., 4.00%, 03/15/2029	165,000	162,732
Microchip Technology, Inc., 4.90%, 03/15/2028	160,000	160,621
NVIDIA Corp., 2.85%, 04/01/2030	170,000	159,996
Texas Instruments, Inc., 4.90%, 03/14/2033	165,000	166,834
Xilinx, Inc., 2.38%, 06/01/2030	185,000	167,990
		1,294,976
Software-3.16%
Adobe, Inc., 2.30%, 02/01/2030	180,000	165,058
Cadence Design Systems, Inc., 4.30%, 09/10/2029	170,000	168,897
	Principal Amount	Value
Software-(continued)
Microsoft Corp., 3.50%, 02/12/2035	$180,000	$165,974
Salesforce, Inc., 3.70%, 04/11/2028	170,000	168,264
ServiceNow, Inc., 1.40%, 09/01/2030	170,000	145,504
		813,697
Specialized REITs-1.27%
Extra Space Storage L.P., 5.70%, 04/01/2028	160,000	164,513
Prologis L.P., 2.25%, 04/15/2030	180,000	161,689
		326,202
Specialty Retail-0.63%
Home Depot, Inc. (The), 2.95%, 06/15/2029	170,000	161,656
Technology Hardware, Storage & Peripherals-0.64%
Apple, Inc., 1.65%, 02/08/2031	190,000	164,456
Textiles, Apparel & Luxury Goods-0.65%
NIKE, Inc., 2.85%, 03/27/2030	180,000	168,290
Wireless Telecommunication Services-0.61%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	156,000	156,714
Total U.S. Dollar Denominated Bonds & Notes (Cost $25,537,322)		25,511,432
	Shares
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $66,719)	66,719	66,719
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.28% (Cost $25,604,041)		25,578,151
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.46%
Invesco Private Government Fund, 4.29%(d)(e)(f)	32,637	32,637
Invesco Private Prime Fund, 4.45%(d)(e)(f)	84,841	84,858
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $117,495)		117,495
TOTAL INVESTMENTS IN SECURITIES-99.74% (Cost $25,721,536)		25,695,646
OTHER ASSETS LESS LIABILITIES-0.26%		67,864
NET ASSETS-100.00%		$25,763,510
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $5,639,740, which represented 21.89% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,426	$1,713,027	$(1,698,734)	$-	$-	$66,719	$2,518
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,368,135	10,347,010	(12,682,508)	-	-	32,637	60,486 *
Invesco Private Prime Fund	6,184,362	23,982,221	(30,080,995)	(322)	(408)	84,858	162,261 *
Total	$8,604,923	$36,042,258	$(44,462,237)	$(322)	$(408)	$184,214	$225,265

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$25,511,432	$-	$25,511,432
Money Market Funds	66,719	117,495	-	184,214
Total Investments	$66,719	$25,628,927	$-	$25,695,646